SHARE-BASED COMPENSATION (Details 1)	1 Months Ended
	Oct. 30, 2020	Feb. 23, 2018
Compensation Related Costs [Abstract]
Expected volatility	42.90%	42.90%
Expected term	4 years 3 months 29 days	7 years
Risk-free interest rate	0.07%	0.05%
Risk-free interest rate	(0.07%)	(0.05%)
Forfeiture rate	2.20%	9.20%
Expected dividend yield	0.00%	0.00%